Income tax expense	12 Months Ended
Dec. 31, 2025
Information
Income tax expense

10.Income tax expense

	31 December	31 December	31 December
	2025	2024	2023
Current income tax expense	(8,614,543)	(4,322,773)	(1,290,850)
Deferred income tax expense	(4,784,299)	(2,046,491)	10,127,383
Total income tax expense	(13,398,842)	(6,369,264)	8,836,533

10.Income tax expense (continued)

Reconciliation of income tax expense

	31 December	31 December	31 December
	2025	2024	2023
Profit from continuing operations before income tax expense	31,190,252	20,881,165	11,124,691
Profit before income tax expense	31,002,849	37,148,415	14,846,998

Tax at the Turkiye’s tax rate	(7,750,712)	(5,220,291)	(2,781,173)
Difference in overseas tax rates	(139,052)	144,421	192,727
Effect of exemptions (*)	4,559,479	4,097,475	3,729,553
Effect of amounts which are not deductible and permanent differences	(305,532)	887,389	(1,190,358)
Change in unrecognized deferred tax assets (**)	(273,014)	(491,509)	403,740
Adjustments for current tax of prior years	5,771	1,363,663	157,579
Effect of increase in corporate tax rate in Turkiye	—	—	(2,015,933)
Tax effect of investment in associate	(883,281)	(714,705)	(775,809)
Tax effect of Law No 7440	—	—	(534,025)
Current period revaluation effect (***)	7,767,678	—	—
Inflation adjustments	(16,388,192)	(6,344,842)	11,643,353
Other	8,013	(90,865)	6,879
Total income tax expense	(13,398,842)	(6,369,264)	8,836,533
(*)	Effect of exemptions mainly consist of R&D discounts and exemptions due to capital investments.
(**)	The net deferred tax assets not recognized in the statement of financial position mainly consist of unused current period losses for which no deferred tax asset has been calculated.

(***) As of 2025, inflation adjustment to be applied under the Turkish Tax Procedure Law has been postponed for the 2025, 2026 and 2027 fiscal years pursuant to Law No. 7571. Within this scope, the Company revalued its depreciable assets in accordance with Article 298/Ç of the Turkish Tax Procedure Law, and the resulting revaluation increase has been recognized in a reserve account in the statutory records.

The corporate tax rate in Türkiye is 25% for companies (31 December 2024: 25%, 31 December 2023: 25%), 30% for banks ((31 December 2024: 30%, 31 December 2023: 30%), and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on July 5, 2023, and published in the Official Gazette on July 15, 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies. New tax rates became effective starting from the declarations that were submitted as of 1 October 2023 but it is applied for the annual taxable income.

The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.